RIGHT-OF-USE- ASSET AND LEASE LIABILITY (Details) - USD ($)	3 Months Ended	12 Months Ended
	Feb. 28, 2022	Nov. 30, 2021
IfrsStatementLineItems [Line Items]
Beginning Balance	$ 133,984
Ending Balance	117,906	$ 133,984
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Net book value	117,906	133,984
Right-of-use assets [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	144,702
Additions		144,702
Ending Balance		144,702
Right-of-use assets [member] | Accumulated impairment [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	10,718
Additions	16,078	10,718
Ending Balance	$ 26,796	$ 10,718